Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 34,382	$ 144,948
Restricted cash	15,915	14,674
Accounts receivable, net	86,494	200,776
Other current assets	194,173	65,011
Inventory, net	102,782	53,344
Total current assets	433,746	478,753
NON-CURRENT ASSETS:
Property and equipment, net	248,316	300,702
Intangible asset, net	3,393,413	3,821,844
Goodwill	3,026,036	3,026,036
Total non-current assets	6,667,765	7,148,582
Total assets	7,101,511	7,627,335
CURRENT LIABILITIES:
Short term bank credit	92,230
Short-term loans	14,489
Trade payables	783,592	709,269
Employees and payroll accruals	680,290	359,273
Accrued expenses and other current liabilities	790,097	842,142
Convertible loans	3,899,516	226,661
Warrants presented at fair value	158,112
Total current liabilities	6,418,326	2,137,345
NON-CURRENT LIABILITIES:
Capital note	40,000	32,000
Convertible loans	291,474	1,809,816
Warrants presented at fair value	1,346,000	945,025
Total non-current liabilities	1,677,474	2,786,841
Total liabilities	8,095,800	4,924,186
SHAREHOLDERS’ EQUITY (DEFICIT):
Ordinary shares of NIS 0.01 par value - Authorized: 200,000,000 as of December 31, 2019 and 2018; Issued and outstanding: 24,393,218 and 23,491,948 ordinary shares as of December 31, 2019 and 2018, respectively	65,842	63,301
Additional paid in capital	19,951,632	19,698,606
Accumulated deficit	(21,011,763)	(17,058,758)
Total shareholders’ equity (deficit)	(994,289)	2,703,149
Total liabilities and shareholders’ equity (deficit)	$ 7,101,511	$ 7,627,335